Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 294	$ 1,287
Less: accumulated depreciation	(287)	(969)
Property and equipment, net	7	318
Depreciation Expenses	208	184	$ 143
Computer and Network Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	12	263
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	66	499
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		61
Production equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	216	464
Cost of Revenues [Member]
Schedule of Property and Equipment [Line Items]
Depreciation Expenses	79	85
General and Administrative Expenses [Member]
Schedule of Property and Equipment [Line Items]
Depreciation Expenses	$ 129	$ 99	$ 143